Accounts Receivable - Disclosure of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable [Abstract]
Allowance for doubtful accounts, beginning of year	$ 563,152	$ 1,459,243
plus: new allowance recognized	15,209	261,686
less: AFDA written off as uncollectible	(316,892)	(883,814)
less: allowance collected	(4,681)	(273,963)
Allowance for doubtful accounts, end of year	$ 256,788	$ 563,152